Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service costs	₩ 243,029	₩ 245,047	₩ 236,735
Net interest costs	538	3,277	3,690
Amounts recognized in consolidated statements of comprehensive income	243,567	248,324	240,425
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	166,734	177,223	169,206
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	76,265	69,256	70,060
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 568	₩ 1,845	₩ 1,159